Income Tax/Deferred Tax - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Rate on the excess	$ 47,501,366	$ 69,882,248	$ 82,514,582
Income Tax Slab Rate One [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Rate on the excess	$ 5,000,000
Income Tax Slab Rate Two [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Fixed amount Rate	30.00%
Fixed amount	$ 1,250,000
Income Tax Slab Rate Three [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	25.00%
Fixed amount Rate	35.00%
Fixed amount	$ 14,750,000
New Graduated Income Tax Rate Structure [Member] | Income Tax Slab Rate Two [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Rate on the excess	5,000,000
New Graduated Income Tax Rate Structure [Member] | Income Tax Slab Rate Two [Member] | Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Rate on the excess	5,000,000
New Graduated Income Tax Rate Structure [Member] | Income Tax Slab Rate Two [Member] | Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Rate on the excess	50,000,000
New Graduated Income Tax Rate Structure [Member] | Income Tax Slab Rate Three [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Rate on the excess	50,000,000
New Graduated Income Tax Rate Structure [Member] | Income Tax Slab Rate Three [Member] | Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Rate on the excess	$ 50,000,000
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	30.00%
Tax rate on dividends	7.00%